Equity (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity (Details) [Line Items]
Share capital authorized	423,868,449	423,868,449
Total outstanding shares	34,252,841	31,728,741
Nominal value per share (in Nuevos Soles per share)	S/ 1
Number of investment shares acquired	36,040,497	36,040,497
Value of investment shares acquired (in Nuevos Soles)	S/ 121,258,000	S/ 121,258,000
Additional paid in capitals (in Nuevos Soles)	S/ 432,779,000	432,779,000
Distributable earnings, percentage	10.00%
Percentage of capital	20.00%
Dividends payable (in Nuevos Soles)	S/ 9,550,000	S/ 7,686,000
Description of dividend payable	During year 2019, in order to comply with Peruvian law requirements S/280,000, respectively corresponding to dividends payable aged greater than ten years were transferred from “Dividends payable” caption to “Legal reserve” caption in the consolidated statement of changes in equity.
Lima Stock Exchange [Member]
Equity (Details) [Line Items]
Total outstanding shares	389,615,608	392,139,708
Number of investment shares acquired	928,000
Issuance of common shares	111,484,000
Investment shares [Member]
Equity (Details) [Line Items]
Investment shares subscribed and fully paid	40,278,894	40,278,894